Redeemable Noncontrolling Interest of Limited Partners (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Abstract]
General partner interest percentage			85.70%	85.70%
Redeemable Noncontrolling Interest
Balance as of	$ 1,960	$ 2,198	$ 2,198	$ 2,302
Net income attributable to noncontrolling interests	30	8	40	30	(25)
Distributions			(278)	(134)
Balance as of	$ 1,844		$ 1,960	$ 2,198	$ 2,302